CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Interest income and fees	$ 109,769,658		$ 113,249,059		$ 114,121,026
Interest expense	18,276,134		19,250,406		19,202,745
Net interest income before provision for credit losses	91,493,524		93,998,653		94,918,281
Provision for credit losses	36,424,082		34,617,355		25,565,703
Net interest income	55,069,442		59,381,298		69,352,578
Debt protection income, net
Debt protection revenue	5,689,751		8,346,102		7,589,289
Claims paid and change in reserves	(3,255,256)		(2,944,824)		(1,607,426)
Third party commissions	(612,742)		(898,811)		(235,662)
Total debt protection income, net	1,821,753		4,502,467		5,746,201
Other revenue	116,963		307,106		1,620,383
Total non-interest income, net	1,938,716		4,809,573		7,366,584
Non-interest expense
Management and record keeping services fee	36,815,003		39,655,079		39,532,624
Professional and regulatory fees	1,862,702		1,229,501		1,416,654
Amortization of intangibles	1,706,400		2,235,600		2,973,600
Other operating expenses	2,925,164		2,999,076		4,168,082
Total non-interest expense	43,309,269		46,119,256		48,090,960
Income before income taxes	13,698,889		18,071,615		28,628,202
Provision for income taxes	4,294,287		6,044,312		11,524,389
Net income	$ 9,404,602		$ 12,027,303		$ 17,103,813
Net income per share, basic and diluted (in dollars per share)	$ 9,404,602	[1]	$ 12,027,303	[1]	$ 17,103,813	[1]

[1]	Number of shares outstanding is one.